UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS High Income Trust

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 108.6%
Consumer Discretionary 20.9%
AMC Entertainment, Inc., 8.75%, 6/1/2019		705,000	757,875
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	99,450
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	577,700
7.0%, 5/20/2022		415,000	437,825
APX Group, Inc., 144A, 6.375%, 12/1/2019		220,000	207,350
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	488,067
8.375%, 11/15/2020		235,000	259,675
144A, 8.375%, 11/15/2020		60,000	66,300
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	370,125
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	346,500
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		215,000	200,219
8.25%, 1/15/2019		270,000	293,625
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	215,250
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	466,137
Boyd Gaming Corp., 9.0%, 7/1/2020		165,000	177,375
Cablevision Systems Corp., 8.0%, 4/15/2020		70,000	77,525
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		435,000	415,425
9.0%, 2/15/2020		265,000	254,400
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	248,675
CCO Holdings LLC:
6.5%, 4/30/2021		175,000	177,188
6.625%, 1/31/2022		510,000	517,650
7.0%, 1/15/2019		125,000	132,188
7.375%, 6/1/2020		65,000	69,550
8.125%, 4/30/2020		75,000	81,375
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		125,000	125,938
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		795,000	731,400
144A, 6.375%, 9/15/2020		1,205,000	1,201,987
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	84,788
Clear Channel Communications, Inc., 11.25%, 3/1/2021		150,000	153,750
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	267,975
Series B, 6.5%, 11/15/2022		390,000	390,000
Series A, 7.625%, 3/15/2020		65,000	64,513
Series B, 7.625%, 3/15/2020		655,000	656,637
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	24,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	172,825
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	203,000
Delphi Corp., 5.0%, 2/15/2023		305,000	309,956
DISH DBS Corp.:
4.25%, 4/1/2018		230,000	226,550
4.625%, 7/15/2017		190,000	192,375
5.0%, 3/15/2023		415,000	382,837
6.75%, 6/1/2021		80,000	83,400
7.125%, 2/1/2016		550,000	599,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		455,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		220,000	194,700
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	504,525
Hertz Corp.:
144A, 4.25%, 4/1/2018		2,605,000	2,552,900
6.75%, 4/15/2019		340,000	362,525
7.5%, 10/15/2018		930,000	1,004,400
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	177,625
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		410,000	422,300
L Brands, Inc., 7.0%, 5/1/2020		185,000	203,037
Libbey Glass, Inc., 6.875%, 5/15/2020		130,000	138,938
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		410,000	426,400
LKQ Corp., 144A, 4.75%, 5/15/2023		340,000	312,800
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		165,000	167,063
Mediacom Broadband LLC, 6.375%, 4/1/2023		465,000	462,675
Mediacom LLC:
7.25%, 2/15/2022		125,000	130,938
9.125%, 8/15/2019		295,000	323,762
MGM Resorts International:
6.625%, 12/15/2021		635,000	644,525
6.75%, 10/1/2020		95,000	96,900
7.5%, 6/1/2016		105,000	115,500
7.625%, 1/15/2017		290,000	319,725
8.625%, 2/1/2019		975,000	1,094,437
10.0%, 11/1/2016		120,000	141,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		230,000	230,575
National CineMedia LLC:
6.0%, 4/15/2022		245,000	249,900
7.875%, 7/15/2021		260,000	280,800
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,073,775
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	221,987
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	177,788
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		60,000	61,200
PNK Finance Corp., 144A, 6.375%, 8/1/2021		290,000	289,275
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	205,150
Regal Entertainment Group, 9.125%, 8/15/2018		108,000	117,990
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		170,000	157,250
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		475,000	529,625
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	135,100
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	239,062
144A, 7.804%, 10/1/2020		375,000	397,500
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	131,563
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		340,000	335,750
Starz LLC, 5.0%, 9/15/2019		175,000	171,500
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		270,000	255,150
UCI International, Inc., 8.625%, 2/15/2019		125,000	128,125
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,020,000	928,200
144A, 7.5%, 3/15/2019		515,000	556,200
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	775,775
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		1,560,000	1,645,800
144A, 7.875%, 11/1/2020		140,000	151,725
144A, 8.5%, 5/15/2021		75,000	81,188
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	530,000	762,004
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	240,350
Visant Corp., 10.0%, 10/1/2017		235,000	219,137
Visteon Corp., 6.75%, 4/15/2019		184,000	195,040

			33,550,039
Consumer Staples 4.6%
B&G Foods, Inc., 4.625%, 6/1/2021		285,000	264,694
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		95,000	100,225
Constellation Brands, Inc.:
3.75%, 5/1/2021		285,000	263,625
6.0%, 5/1/2022		110,000	116,325
7.25%, 9/1/2016		930,000	1,052,062
Del Monte Corp., 7.625%, 2/15/2019		435,000	452,400
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	426,600
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		180,000	187,650
NBTY, Inc., 9.0%, 10/1/2018		140,000	153,650
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	172,800
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		435,000	431,194
6.875%, 2/15/2021		580,000	611,900
7.125%, 4/15/2019		1,545,000	1,643,494
8.25%, 2/15/2021		120,000	118,500
9.875%, 8/15/2019		100,000	106,250
Smithfield Foods, Inc.:
6.625%, 8/15/2022		215,000	220,375
7.75%, 7/1/2017		385,000	433,125
Sun Products Corp., 144A, 7.75%, 3/15/2021		385,000	377,300
U.S. Foods, Inc., 8.5%, 6/30/2019		215,000	226,287

			7,358,456
Energy 15.4%
Access Midstream Partners LP:
4.875%, 5/15/2023		390,000	362,700
5.875%, 4/15/2021		145,000	148,988
6.125%, 7/15/2022		380,000	390,450
Antero Resources Finance Corp.:
7.25%, 8/1/2019		305,000	320,250
9.375%, 12/1/2017		195,000	206,700
Arch Coal, Inc., 7.0%, 6/15/2019		120,000	96,000
Berry Petroleum Co.:
6.375%, 9/15/2022		220,000	218,625
6.75%, 11/1/2020		335,000	340,025
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		215,000	212,850
8.625%, 10/15/2020		115,000	121,900
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	195,488
Chesapeake Energy Corp.:
3.25%, 3/15/2016		535,000	536,337
7.25%, 12/15/2018		1,490,000	1,687,425
9.5%, 2/15/2015		495,000	546,356
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		235,000	236,175
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	327,450
Crosstex Energy LP:
7.125%, 6/1/2022		115,000	117,875
8.875%, 2/15/2018		345,000	366,562
Denbury Resources, Inc., 4.625%, 7/15/2023		630,000	562,275
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	451,562
El Paso LLC, 7.25%, 6/1/2018		455,000	513,458
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		350,000	343,875
EP Energy LLC:
6.875%, 5/1/2019		395,000	419,687
7.75%, 9/1/2022		95,000	101,650
9.375%, 5/1/2020		90,000	99,000
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		490,161	499,964
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	985,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		265,000	229,225
Halcon Resources Corp.:
8.875%, 5/15/2021		425,000	426,062
9.75%, 7/15/2020		175,000	180,688
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	128,750
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	487,960
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		260,000	257,400
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	584,200
6.5%, 5/15/2019		1,390,000	1,306,600
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		995,000	992,512
144A, 6.5%, 3/15/2021		240,000	244,200
Memorial Production Partners LP, 7.625%, 5/1/2021		95,000	91,675
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		845,000	802,750
144A, 10.75%, 10/1/2020		125,000	126,875
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		350,000	347,375
Murray Energy Corp., 144A, 8.625%, 6/15/2021		55,000	54,725
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	223,875
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	674,975
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	189,000
6.875%, 1/15/2023		135,000	142,088
7.25%, 2/1/2019		415,000	439,900
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		430,000	413,875
7.5%, 11/1/2019		310,000	322,400
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		285,000	275,025
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		115,000	102,638
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		740,000	706,700
144A, 5.625%, 4/15/2023		165,000	153,038
SandRidge Energy, Inc., 7.5%, 3/15/2021		545,000	542,275
SESI LLC:
6.375%, 5/1/2019		245,000	257,863
7.125%, 12/15/2021		795,000	860,587
Swift Energy Co., 7.875%, 3/1/2022		300,000	291,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	405,900
Tesoro Corp.:
4.25%, 10/1/2017		235,000	237,938
5.375%, 10/1/2022		165,000	157,575
Venoco, Inc., 8.875%, 2/15/2019		305,000	304,237
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	213,000
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,075,900

			24,659,413
Financials 9.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	837,400
Ally Financial, Inc.:
5.5%, 2/15/2017		1,540,000	1,623,359
6.25%, 12/1/2017		550,000	589,756
8.0%, 3/15/2020		705,000	811,631
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	868,480
CIT Group, Inc.:
4.25%, 8/15/2017		560,000	567,000
5.0%, 5/15/2017		230,000	238,625
5.25%, 3/15/2018		645,000	665,962
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	443,100
E*TRADE Financial Corp.:
6.0%, 11/15/2017		1,490,000	1,542,150
6.375%, 11/15/2019		759,000	796,950
6.75%, 6/1/2016		385,000	407,137
Hellas Telecommunications Finance, 144A, 8.218% **, 7/15/2015 (PIK) *	EUR	294,810	0
International Lease Finance Corp.:
2.224%, 6/15/2016		755,000	743,675
3.875%, 4/15/2018		805,000	768,775
4.625%, 4/15/2021		385,000	350,350
5.75%, 5/15/2016		1,215,000	1,280,719
6.25%, 5/15/2019		345,000	355,350
8.625%, 1/15/2022		350,000	394,625
8.75%, 3/15/2017		685,000	776,619
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	340,863
(REIT), 6.875%, 5/1/2021		305,000	321,013
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	197,125
144A, 5.875%, 3/15/2022		310,000	317,750

			15,238,414
Health Care 10.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		565,000	604,550
Biomet, Inc.:
6.5%, 8/1/2020		380,000	389,500
6.5%, 10/1/2020		110,000	109,725
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,517,400
7.125%, 7/15/2020		1,830,000	1,848,300
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		250,000	257,500
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	193,800
144A, 6.5%, 9/15/2018		125,000	136,250
HCA, Inc.:
5.875%, 3/15/2022		315,000	325,237
6.5%, 2/15/2020		3,645,000	3,913,819
7.5%, 2/15/2022		460,000	500,250
7.875%, 2/15/2020		855,000	922,331
8.5%, 4/15/2019		335,000	361,800
Hologic, Inc., 6.25%, 8/1/2020		230,000	239,775
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	282,219
Par Pharmaceutical Companies, Inc., 144A, 7.375%, 10/15/2020		395,000	408,825
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		171,000	188,955
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		460,000	417,450
144A, 4.5%, 4/1/2021		50,000	46,000
6.25%, 11/1/2018		1,200,000	1,267,500
VPII Escrow Corp., 144A, 6.75%, 8/15/2018		555,000	587,606
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	469,775

			16,988,567
Industrials 10.1%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		145,000	136,300
Accuride Corp., 9.5%, 8/1/2018		175,000	180,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	544,700
Air Lease Corp.:
4.75%, 3/1/2020		310,000	309,225
5.625%, 4/1/2017		530,000	568,425
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		110,000	113,575
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		463,600	479,826
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	205,200
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	368,600
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		265,000	258,375
144A, 7.75%, 3/15/2020		1,365,000	1,523,681
Case New Holland, Inc., 7.875%, 12/1/2017		645,000	741,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	643,387
Clean Harbors, Inc., 5.125%, 6/1/2021		265,000	257,713
CNH Capital LLC, 3.625%, 4/15/2018		435,000	426,300
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	145,313
Ducommun, Inc., 9.75%, 7/15/2018		415,000	458,575
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	517,625
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	121,325
FTI Consulting, Inc.:
6.0%, 11/15/2022		220,000	217,250
6.75%, 10/1/2020		850,000	897,812
Garda World Security Corp., 144A, 9.75%, 3/15/2017		225,000	239,625
GenCorp, Inc., 144A, 7.125%, 3/15/2021		770,000	806,575
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	328,637
7.125%, 3/15/2021		60,000	64,800
Iron Mountain, Inc., 5.75%, 8/15/2024		265,000	239,163
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		415,000	433,675
Meritor, Inc.:
6.75%, 6/15/2021		225,000	219,656
10.625%, 3/15/2018		185,000	200,725
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		220,000	212,300
8.875%, 11/1/2017		130,000	135,363
Navios South American Logistics, Inc., 9.25%, 4/15/2019		185,000	199,800
Nortek, Inc., 8.5%, 4/15/2021		235,000	254,388
Ply Gem Industries, Inc., 9.375%, 4/15/2017		54,000	56,835
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	215,250
7.5%, 10/1/2017		210,000	218,663
Titan International, Inc.:
7.875%, 10/1/2017		535,000	567,100
144A, 7.875%, 10/1/2017		145,000	153,700
TransDigm, Inc.:
144A, 7.5%, 7/15/2021		405,000	428,287
7.75%, 12/15/2018		380,000	406,600
U.S. Airways Group, Inc., 6.125%, 6/1/2018		285,000	258,637
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	453,687
6.125%, 6/15/2023		30,000	29,550
7.375%, 5/15/2020		350,000	377,125
7.625%, 4/15/2022		350,000	376,250
Watco Companies LLC, 144A, 6.375%, 4/1/2023		165,000	162,938

			16,154,536
Information Technology 4.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	126,250
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	278,775
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		405,000	410,063
CDW LLC, 8.5%, 4/1/2019		470,000	516,412
CyrusOne LP, 6.375%, 11/15/2022		110,000	110,550
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	196,650
EarthLink, Inc., 144A, 7.375%, 6/1/2020		285,000	278,588
Equinix, Inc.:
4.875%, 4/1/2020		290,000	279,125
5.375%, 4/1/2023		765,000	728,662
7.0%, 7/15/2021		250,000	268,125
First Data Corp.:
144A, 6.75%, 11/1/2020		765,000	782,212
144A, 7.375%, 6/15/2019		280,000	290,500
144A, 8.875%, 8/15/2020		500,000	540,000
144A, 10.625%, 6/15/2021		62,000	61,613
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		710,000	766,800
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		85,000	86,275
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		540,000	568,350
7.625%, 6/15/2021		245,000	262,763
IAC/InterActiveCorp., 4.75%, 12/15/2022		210,000	193,725
Jabil Circuit, Inc., 5.625%, 12/15/2020		315,000	326,025
NXP BV, 144A, 3.75%, 6/1/2018		420,000	405,825

			7,477,288
Materials 8.1%
APERAM, 144A, 7.375%, 4/1/2016		230,000	225,400
Ashland, Inc., 144A, 3.875%, 4/15/2018		165,000	162,525
Axiall Corp., 144A, 4.875%, 5/15/2023		65,000	60,288
Berry Plastics Corp.:
9.5%, 5/15/2018		190,000	206,388
9.75%, 1/15/2021		230,000	266,225
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		165,000	166,650
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		340,000	346,800
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		220,000	233,200
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	424,625
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	406,600
Crown Americas LLC, 6.25%, 2/1/2021		55,000	57,750
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		130,000	122,200
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		600,000	562,500
144A, 9.875%, 6/15/2015		105,000	81,375
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	259,087
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	157,125
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	386,650
144A, 6.875%, 4/1/2022		80,000	79,200
144A, 7.0%, 11/1/2015		390,000	401,700
144A, 8.25%, 11/1/2019		305,000	325,587
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		600,000	603,000
144A, 8.75%, 6/1/2020		360,000	376,200
Greif, Inc., 7.75%, 8/1/2019		110,000	124,850
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		110,000	108,625
8.875%, 2/1/2018		385,000	393,662
Huntsman International LLC:
4.875%, 11/15/2020		245,000	233,363
8.625%, 3/15/2020		350,000	386,750
8.625%, 3/15/2021		140,000	156,100
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	276,800
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	334,500
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	674,850
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,446,375
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	289,937
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	279,450
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	204,500
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	327,050
PolyOne Corp., 144A, 5.25%, 3/15/2023		625,000	598,437
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	277,750
144A, 8.25%, 1/15/2021		200,000	200,000
Sealed Air Corp., 144A, 5.25%, 4/1/2023		55,000	52,388
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		275,000	262,625
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	482,300

			13,021,387
Telecommunication Services 20.7%
Altice Financing SA, 144A, 7.875%, 12/15/2019		245,000	258,598
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	263,375
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		110,000	107,800
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,270,000	1,330,960
8.375%, 10/15/2020		1,050,000	1,110,375
8.75%, 3/15/2018		1,645,000	1,706,687
CPI International, Inc., 8.0%, 2/15/2018		135,000	138,375
Cricket Communications, Inc., 7.75%, 10/15/2020		1,315,000	1,494,169
Crown Castle International Corp., 7.125%, 11/1/2019		280,000	301,000
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		520,000	551,200
144A, 10.5%, 4/15/2018		260,000	280,150
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		1,625,000	1,690,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 *	EUR	529,971	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,475,000	1,434,437
7.625%, 4/15/2024		115,000	112,413
8.25%, 4/15/2017		357,000	401,625
8.5%, 4/15/2020		540,000	589,950
8.75%, 4/15/2022		70,000	75,775
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		865,000	802,287
7.25%, 10/15/2020		1,235,000	1,318,362
7.5%, 4/1/2021		1,350,000	1,458,000
8.5%, 11/1/2019		620,000	674,250
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		705,000	726,150
144A, 8.125%, 6/1/2023		105,000	109,725
Level 3 Communications, Inc., 8.875%, 6/1/2019		30,000	32,025
Level 3 Financing, Inc.:
7.0%, 6/1/2020		415,000	418,112
8.125%, 7/1/2019		215,000	227,363
8.625%, 7/15/2020		180,000	192,600
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		260,000	269,750
144A, 6.625%, 4/1/2023		285,000	282,863
7.875%, 9/1/2018		435,000	470,887
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		835,000	790,119
NII Capital Corp., 7.625%, 4/1/2021		170,000	130,050
Pacnet Ltd., 144A, 9.25%, 11/9/2015		441,000	441,000
SBA Communications Corp., 5.625%, 10/1/2019		215,000	211,775
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	105,245
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,230,000	2,363,800
9.125%, 3/1/2017		180,000	206,550
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,656,000
tw telecom holdings, Inc.:
5.375%, 10/1/2022		300,000	285,750
144A, 5.375%, 10/1/2022		60,000	57,150
144A, 6.375%, 9/1/2023		290,000	288,550
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,575,000	1,645,875
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		235,000	253,800
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	313,500
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		225,000	225,000
144A, 7.25%, 2/15/2018		280,000	285,600
Windstream Corp.:
6.375%, 8/1/2023		265,000	239,494
7.5%, 6/1/2022		180,000	179,100
7.5%, 4/1/2023		440,000	430,100
7.75%, 10/15/2020		70,000	71,575
7.75%, 10/1/2021		355,000	362,988
144A, 7.75%, 10/1/2021		435,000	444,787
7.875%, 11/1/2017		1,710,000	1,898,100
8.125%, 9/1/2018		300,000	321,750

			33,238,921
Utilities 4.0%
AES Corp.:
4.875%, 5/15/2023		115,000	105,513
7.75%, 10/15/2015		638,000	709,775
8.0%, 10/15/2017		440,000	506,000
8.0%, 6/1/2020		480,000	544,800
Calpine Corp.:
144A, 7.5%, 2/15/2021		441,000	467,460
144A, 7.875%, 7/31/2020		486,000	524,880
DPL, Inc., 6.5%, 10/15/2016		1,380,000	1,455,900
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		300,000	151,500
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		70,000	73,763
11.0%, 10/1/2021		595,000	638,137
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	734,662
144A, 7.25%, 4/1/2016		315,000	344,138
NRG Energy, Inc., 7.625%, 1/15/2018		210,000	232,575

			6,489,103

Total Corporate Bonds (Cost $171,711,769)			174,176,124
Loan Participations and Assignments 23.2%
Senior Loans ** 22.7%
Consumer Discretionary 6.6%
Air Distribution Technologies, Inc., First Lien Term Loan, 5.0%, 11/9/2018		412,925	418,087
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		59,491	29,745
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		466,475	470,118
Caesars Entertainment Operating Co., Term Loan B6, 5.434%, 1/26/2018		95,807	86,386
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		375,000	380,156
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,390,000	2,408,977
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		408,607	411,216
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		662,083	660,706
Term Loan B2, 4.25%, 8/7/2019		1,721,988	1,719,835
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/1/2019		915,000	915,572
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		2,713,073	2,726,639
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		434,613	434,400

			10,661,837
Consumer Staples 2.6%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		522,156	524,931
Term Loan B2, 4.75%, 3/21/2019		340,682	341,391
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,022,776	1,024,688
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,890,000	1,904,411
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		339,150	336,678

			4,132,099
Energy 2.0%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		865,000	884,238
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		214,086	213,819
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,295,000	1,304,719
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		715,350	725,336

			3,128,112
Financials 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Health Care 2.1%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		769,197	767,636
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.375%, 2/13/2019		1,017,437	1,023,537
Term Loan B, 4.375%, 12/11/2019		862,827	867,248
Warner Chilcott Corp.:
Term Loan B1, 4.25%, 3/15/2018		302,755	303,890
Incremental Term Loan B1, 4.25%, 3/15/2018		131,797	132,291
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		238,576	239,471

			3,334,073
Industrials 2.0%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		496,250	501,212
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,550,411	1,552,675
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,144,250	1,144,250

			3,198,137
Information Technology 1.2%
First Data Corp., Term Loan, 4.184%, 3/24/2017		1,945,000	1,932,173
Materials 1.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/3/2020		1,230,000	1,240,916
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		1,000,000	994,110

			2,235,026
Telecommunication Services 4.2%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		2,948,164	2,927,586
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,900	40,261
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		3,040,000	3,042,675
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		695,000	699,563

			6,710,085
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		972,563	967,928

Sovereign Loan 0.5%
Financials
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	789,375

Total Loan Participations and Assignments (Cost $37,408,303)			37,088,845
Convertible Bonds 1.1%
Consumer Discretionary 0.3%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		195,000	413,888
Materials 0.8%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		776,436	1,296,570

Total Convertible Bonds (Cost $966,599)			1,710,458
Preferred Security 0.4%
Materials

Hercules, Inc., 6.5%, 6/30/2029 (Cost $409,269)	810,000	720,900

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc. * (b) (Cost $43,975)	12	35,185

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	533	3,464
Trump Entertainment Resorts, Inc.*	51	0
Vertis Holdings, Inc.*	520	0

		3,464
Industrials 0.0%
Congoleum Corp.*	14,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	14,091	9,034
GEO Specialty Chemicals, Inc. 144A*	1,283	823
Wolverine Tube, Inc.*	5,489	177,020

		186,877

Total Common Stocks (Cost $302,355)		190,341
Preferred Stock 0.3%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $427,075)	455	425,766
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	71,669	45,409
Hercules Trust II, Expiration Date 3/31/2029*	775	12,792

		58,201

Total Warrants (Cost $124,997)		58,201
Cash Equivalents 8.0%
Central Cash Management Fund, 0.05% (c) (Cost $12,845,331)	12,845,331	12,845,331

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $224,239,673) †	141.7	227,251,151
Other Assets and Liabilities, Net	(0.4)	(686,342)
Notes Payable	(41.3)	(66,250,000)

Net Assets	100.0	160,314,809
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	466,667	USD	467,631	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	59,491	USD	58,019	29,745
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	529,971	EUR	721,442	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000	USD	456,800	0
Hellas Telecommunications Finance*	8.218%	7/15/2015	294,810	EUR	84,504	0
					1,788,396	29,745

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $224,594,838.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $2,656,313.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,230,215 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,573,902.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	43,975	35,185	0.02

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At August 31, 2013, the Fund had unfunded loan commitments of $330,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	330,000	331,650	1,650

At August 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (d)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	865,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	11,240	(4,305)	15,545
6/21/2010 9/20/2013	405,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	5,262	4,964	298
6/21/2010 9/20/2015	1,220,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	121,232	(27,925)	149,157
12/20/2011 3/20/2017	440,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	54,251	13,171	41,080
12/20/2012 12/20/2017	3,500,000	3	5.0%	Markit Dow Jones CDX North America High Yield Index	217,135	71,549	145,586
9/20/2012 12/20/2017	525,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	75,271	33,580	41,691
6/20/2013 9/20/2018	750,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	47,308	45,022	2,286
6/20/2013 9/20/2018	710,000	1	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	60,393	57,347	3,046
Total unrealized appreciation							398,689

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	Bank of America
4	Credit Suisse
5	UBS AG
As of August 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,395,100	USD	1,849,837	9/17/2013	5,900	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(f)
Corporate Bonds	$—	$174,176,124	$0	$174,176,124
Loan Participations and Assignments	—	37,088,845	0	37,088,845
Convertible Bonds	—	413,888	1,296,570	1,710,458
Preferred Security	—	720,900	—	720,900
Other Investments	—	—	35,185	35,185
Common Stocks(f)	—	3,464	186,877	190,341
Preferred Stock	—	425,766	—	425,766
Warrants(f)	—	—	58,201	58,201
Short-Term Investments	12,845,331	—	—	12,845,331
Unfunded Loan Commitment	—	1,650	—	1,650
Derivatives(g)
Credit Default Swap Contracts	—	398,689	—	398,689
Forward Foreign Currency Exchange Contracts	—	5,900	—	5,900
Total	$12,845,331	$213,235,226	$1,576,833	$227,657,390

During the period ended August 31, 2013, the amount of transfers between Level 2 and Level 3 was $491. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$398,689	$—
Foreign Exchange Contracts	$—	$5,900

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013